Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares		6 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Basic and diluted	[1]	150,146	3,262,496
Basic and diluted	[1]	$ (81.10)	$ (0.17)

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022.